Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 09, 2022
Disclosure of Share based option plan
Weighted average duration of the defined benefit obligation	9 years	9 years
Expected contributions to the funded defined benefit pension plan	$ 0.6
Increase of the number of shares available for issuance by an additional			3,200,000
Stock options | 2020 share incentive plan
Disclosure of Share based option plan
Maximum aggregate number of ordinary shares available for issuance	1,000,000